Finance income and fair value change in derivative instruments (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of Finance Income [Abstract]
Summary of Finance Income and Fair Value Change In Derivative Instruments

	For the year ended March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Interest income accounted at amortised cost
- on fixed deposit with banks	2,010	3,937	3,804	45
- on loan given to related party (refer Note 42)	—	4	9	0
- on safeguard duty recoverable	132	131	135	2
- others	34	15	18	0
Gain on fair value changes on derivative instruments (other than hedge instruments)	139	151	122	1
Unwinding of contract assets (refer Note 52)	154	530	183	2
Unwinding of financial assets (refer Note 34(i))	441	504	301	4
Total	2,910	5,272	4,572	54